American Century Investments®
Quarterly Portfolio Holdings
American Century® Large Cap Equity ETF (ACLC)
May 31, 2025

Large Cap Equity ETF - Schedule of Investments
MAY 31, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.8%
Air Freight and Logistics — 0.3%
FedEx Corp.	3,346	729,763
Automobiles — 1.7%
Tesla, Inc.(1)	10,731	3,717,862
Banks — 3.8%
Bank of America Corp.	69,104	3,049,559
JPMorgan Chase & Co.	13,627	3,597,528
Regions Financial Corp.	88,141	1,889,743
		8,536,830
Beverages — 0.8%
PepsiCo, Inc.	13,509	1,775,758
Biotechnology — 1.8%
AbbVie, Inc.	11,609	2,160,551
Gilead Sciences, Inc.	5,552	611,164
Vertex Pharmaceuticals, Inc.(1)	3,036	1,342,064
		4,113,779
Broadline Retail — 3.7%
Amazon.com, Inc.(1)	40,466	8,295,935
Building Products — 1.4%
Johnson Controls International PLC	31,289	3,171,766
Capital Markets — 4.9%
Ameriprise Financial, Inc.	3,072	1,564,385
Blackrock, Inc.	1,502	1,471,795
Intercontinental Exchange, Inc.	7,422	1,334,475
KKR & Co., Inc.	10,004	1,215,086
Morgan Stanley	21,992	2,815,636
S&P Global, Inc.	5,108	2,619,689
		11,021,066
Chemicals — 1.9%
Ecolab, Inc.	6,463	1,716,702
Linde PLC	5,426	2,537,089
		4,253,791
Commercial Services and Supplies — 0.5%
Copart, Inc.(1)	20,097	1,034,594
Communications Equipment — 1.4%
Arista Networks, Inc.(1)	12,548	1,087,159
Motorola Solutions, Inc.	4,796	1,992,162
		3,079,321
Consumer Finance — 0.8%
American Express Co.	5,874	1,727,250
Consumer Staples Distribution & Retail — 1.6%
Costco Wholesale Corp.	1,821	1,894,168
Sysco Corp.	23,589	1,721,997
		3,616,165
Containers and Packaging — 0.5%
Ball Corp.	20,519	1,099,408
Distributors — 0.4%
LKQ Corp.	24,348	985,364
Diversified Telecommunication Services — 0.5%
Verizon Communications, Inc.	27,060	1,189,558

Electric Utilities — 1.5%
NextEra Energy, Inc.	48,078	3,396,230
Electrical Equipment — 1.2%
Eaton Corp. PLC	5,389	1,725,558
GE Vernova, Inc.	1,894	895,824
		2,621,382
Electronic Equipment, Instruments and Components — 0.5%
CDW Corp.	5,710	1,029,856
Energy Equipment and Services — 0.9%
Schlumberger NV	58,419	1,930,748
Entertainment — 1.2%
Liberty Media Corp.-Liberty Formula One, Class C(1)	4,223	407,646
Netflix, Inc.(1)	1,919	2,316,675
		2,724,321
Financial Services — 3.8%
Fiserv, Inc.(1)	7,597	1,236,716
Mastercard, Inc., Class A	8,001	4,685,385
Visa, Inc., Class A	6,958	2,540,992
		8,463,093
Ground Transportation — 1.3%
Uber Technologies, Inc.(1)	15,154	1,275,360
Union Pacific Corp.	6,942	1,538,764
		2,814,124
Health Care Equipment and Supplies — 1.5%
IDEXX Laboratories, Inc.(1)	2,988	1,533,919
Intuitive Surgical, Inc.(1)	3,208	1,771,907
		3,305,826
Health Care Providers and Services — 1.5%
Cigna Group	6,089	1,928,021
UnitedHealth Group, Inc.	4,497	1,357,689
		3,285,710
Hotels, Restaurants and Leisure — 2.2%
Airbnb, Inc., Class A(1)	3,452	445,308
Booking Holdings, Inc.	269	1,484,592
Chipotle Mexican Grill, Inc.(1)	26,636	1,333,931
Hilton Worldwide Holdings, Inc.	6,817	1,693,615
		4,957,446
Household Products — 2.3%
Church & Dwight Co., Inc.	12,652	1,243,818
Colgate-Palmolive Co.	9,714	902,819
Procter & Gamble Co.	18,059	3,068,044
		5,214,681
Industrial Conglomerates — 0.8%
Honeywell International, Inc.	7,426	1,683,251
Industrial REITs — 1.0%
Prologis, Inc.	20,127	2,185,792
Insurance — 2.0%
Marsh & McLennan Cos., Inc.	5,800	1,355,228
MetLife, Inc.	22,616	1,777,165
Progressive Corp.	4,820	1,373,363
		4,505,756
Interactive Media and Services — 6.6%
Alphabet, Inc., Class A	51,633	8,867,451
Meta Platforms, Inc., Class A	9,277	6,006,765
		14,874,216

IT Services — 2.4%
Accenture PLC, Class A	7,023	2,225,027
International Business Machines Corp.	10,462	2,710,286
MongoDB, Inc.(1)	2,849	537,976
		5,473,289
Life Sciences Tools and Services — 1.8%
Agilent Technologies, Inc.	6,772	757,922
Danaher Corp.	10,669	2,026,043
Thermo Fisher Scientific, Inc.	3,260	1,313,193
		4,097,158
Machinery — 2.7%
Cummins, Inc.	4,995	1,605,793
Deere & Co.	2,529	1,280,331
Parker-Hannifin Corp.	1,837	1,221,054
Xylem, Inc.	14,584	1,838,167
		5,945,345
Oil, Gas and Consumable Fuels — 1.4%
Cheniere Energy, Inc.	7,638	1,810,130
ConocoPhillips	10,889	929,376
EOG Resources, Inc.	3,655	396,823
		3,136,329
Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co.	13,562	654,773
Eli Lilly & Co.	3,720	2,744,132
Merck & Co., Inc.	11,963	919,237
Zoetis, Inc.	11,107	1,872,974
		6,191,116
Professional Services — 0.6%
Automatic Data Processing, Inc.	4,312	1,403,685
Semiconductors and Semiconductor Equipment — 11.2%
Analog Devices, Inc.	12,586	2,693,152
Applied Materials, Inc.	1,435	224,936
ARM Holdings PLC, ADR(1)	3,382	421,194
ASML Holding NV, NY Shares	1,750	1,289,348
Broadcom, Inc.	27,609	6,683,311
NVIDIA Corp.	101,905	13,770,423
		25,082,364
Software — 12.4%
Cadence Design Systems, Inc.(1)	8,704	2,498,657
Crowdstrike Holdings, Inc., Class A(1)	2,581	1,216,606
Dynatrace, Inc.(1)	19,994	1,079,876
Microsoft Corp.	42,167	19,412,000
Salesforce, Inc.	4,300	1,141,091
ServiceNow, Inc.(1)	894	903,915
Workday, Inc., Class A(1)	6,152	1,523,912
		27,776,057
Specialized REITs — 1.3%
Equinix, Inc.	2,842	2,526,026
SBA Communications Corp.	1,432	332,067
		2,858,093
Specialty Retail — 3.6%
CarMax, Inc.(1)	8,820	568,537
Home Depot, Inc.	9,317	3,431,358
TJX Cos., Inc.	20,261	2,571,121

Tractor Supply Co.	29,690	1,436,996
		8,008,012
Technology Hardware, Storage and Peripherals — 4.2%
Apple, Inc.	47,216	9,483,334
Textiles, Apparel and Luxury Goods — 0.3%
Deckers Outdoor Corp.(1)	5,346	564,110
Trading Companies and Distributors — 0.8%
Ferguson Enterprises, Inc.	4,742	864,656
United Rentals, Inc.	1,425	1,009,442
		1,874,098
TOTAL COMMON STOCKS (Cost $195,350,626)		223,233,632
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $397,363)	397,363	397,363
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $195,747,989)		223,630,995
OTHER ASSETS AND LIABILITIES — 0.0%		105,479
TOTAL NET ASSETS — 100.0%		$223,736,474

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.